CONDENSED STATEMENTS OF OPERATIONS (Unaudited) (Q3) (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Options Forfeiture [Abstract]
Common stock subject to possible redemption (in shares)	13,471,011	20,866,262	20,869,316	13,471,011	20,866,262	20,846,454
Income from common stock subject to possible redemption	$ 0	$ 879,363	$ 353,013	$ 228,483	$ 2,703,586	$ 3,185,186